DISCONTINUED OPERATIONS - Additional Information (Details) - USD ($)				1 Months Ended						3 Months Ended						6 Months Ended		9 Months Ended			12 Months Ended		21 Months Ended	62 Months Ended
	Apr. 24, 2024	Jul. 26, 2022	Sep. 03, 2019	Jan. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Aug. 31, 2022	Dec. 31, 2021	Sep. 30, 2019	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Apr. 23, 2024	Apr. 23, 2024	Jul. 31, 2024	Nov. 30, 2020
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on disposal of discontinued operations																		$ (1,799,000)	$ 0
Revenue from collaborative agreement										$ 9,217,000	$ 5,090,000	$ 6,220,000	$ 6,512,000	$ 4,293,000	$ 4,743,000	$ 11,310,000	$ 9,036,000	1,275,000	20,527,000	$ 15,548,000	$ 23,283,000	$ 23,496,000
Contract liability					$ 430,000																430,000
Capitalized contract cost, amortization												475,000			0	40,000	0	184,000	53,000	1,772,000	77,000	0
Accounts receivable					14,075,000	$ 25,998,000				$ 2,670,000	$ 5,310,000	$ 25,998,000	$ 4,917,000	$ 4,113,000	$ 8,649,000	$ 5,310,000	$ 4,113,000	1,699,000	2,670,000	$ 4,917,000	14,075,000	5,718,000
Related Party
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contract liability					430,000																430,000	1,004,000
Discontinued Operations, Disposed of by Sale | Rezafungin
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Inventory write-down																		0			0
Cash provided by (used in) operating activities, discontinued operations																		18,100,000	9,300,000		10,500,000	3,900,000
Cash provided by (used in) investing activities, discontinued operations																		0	0		0	0
Cash provided by (used in) financing activities, discontinued operations																		0	0		0	0
Revenue																		29,263,000	25,795,000		40,622,000	40,952,000
Loss on disposal of discontinued operations																		(1,799,000)	0
Discontinued Operations, Disposed of by Sale | Rezafungin | Collaborative Arrangement | Related Party
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Remaining performance obligation, amount																		0
Contract liability					28,910,000													0			28,910,000	34,135,000
Accounts receivable																		0
Discontinued Operations, Disposed of by Sale | Rezafungin | Collaborative Arrangement | Related Party | Napp Pharmaceutical Group Limited
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Collaborative agreement, maximum cost share, forgiveness amount	$ 11,100,000
Collaborative arrangement, carry over services agreement term (in days)	45 days
Collaborative arrangement, other services agreement term (in days)	75 days
Collaborative agreement, maximum cost share, forgiveness, not satisfied, refund period (in days)	10 days
Collaborative arrangement, transaction, value	$ 21,200,000
Contract liabilities, forgiveness amount	25,300,000
Transition services	600,000
Payments related to collaborative agreement	2,100,000
Accounts receivable, forgiveness amount	2,600,000
Revenue																		100,000
Loss on disposal of discontinued operations	$ 300,000
Collaborative arrangement, transitions services term (in days)	76 days
Remaining performance obligation, amount																		0
Accounts receivable																		1,700,000
Discontinued Operations, Disposed of by Sale | Rezafungin | Collaborative Arrangement | Related Party | Napp Pharmaceutical Group Limited | Rezafungin Assets, including Sale of IP and Inventory
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	$ 20,800,000
Discontinued Operations, Disposed of by Sale | Rezafungin | Collaborative Arrangement | Related Party | Mundipharma
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contract liabilities, forgiveness amount																									$ 11,100,000
Payments related to collaborative agreement																								$ 30,000,000
Remaining performance obligation, amount					11,500,000																11,500,000
Cost sharing percentage (as a percent)			50.00%
Collaborative agreement, maximum cost share			$ 31,200,000																					31,200,000
Collaborative agreement, potential transaction value			$ 568,400,000
Revenue from collaborative agreement				$ 2,800,000	11,100,000		$ 11,100,000	$ 2,800,000	$ 17,900,000									28,681,000	5,141,000		19,288,000	14,256,000		$ 27,900,000
Contract liability																										$ 11,100,000
Accounts receivable					13,900,000																13,900,000
Discontinued Operations, Disposed of by Sale | Rezafungin | Collaborative Arrangement | Related Party | Mundipharma | Licenses of Intellectual Property
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Accounts receivable					1,700,000																1,700,000
Discontinued Operations, Disposed of by Sale | Rezafungin | Collaborative Arrangement | Related Party | Mundipharma | Royalty Revenue
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue from collaborative agreement																		0	0		0	0
Accounts receivable					200,000																200,000
Discontinued Operations, Disposed of by Sale | Rezafungin | Collaborative Arrangement | Related Party | Melinta
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Payments related to collaborative agreement																							$ 30,000,000
Remaining performance obligation, amount					3,700,000																3,700,000
Collaborative agreement, potential transaction value		$ 460,000,000
Revenue from collaborative agreement						$ 20,000,000	$ 25,900,000											582,000	20,654,000		21,334,000	26,696,000	$ 20,000,000
Accounts receivable					400,000																400,000
Discontinued Operations, Disposed of by Sale | Rezafungin | Collaborative Arrangement | Related Party | Melinta | Upfront Payment
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Payments related to collaborative agreement		30,000,000
Discontinued Operations, Disposed of by Sale | Rezafungin | Collaborative Arrangement | Related Party | Melinta | Development, Regulatory, and Commercial Milestones
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Collaborative agreement, potential transaction value		$ 430,000,000
Discontinued Operations, Disposed of by Sale | Rezafungin | Collaborative Arrangement | Related Party | Melinta | Milestone Achievement
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Capitalized contract cost, gross					500,000													500,000			500,000
Discontinued Operations, Disposed of by Sale | Rezafungin | Collaborative Arrangement | Related Party | Melinta | Licenses of Intellectual Property
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Capitalized contract cost, gross					2,000,000													2,000,000			2,000,000
Capitalized contract cost, amortization																		200,000	500,000		500,000	1,800,000
Capitalized contract cost, net					200,000													0			200,000
Accounts receivable					400,000																400,000
Discontinued Operations, Disposed of by Sale | Rezafungin | Collaborative Arrangement | Related Party | Melinta | Royalty Revenue
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue from collaborative agreement																		$ 100,000	$ 0		200,000	$ 0
Accounts receivable					$ 100,000																$ 100,000